Financing Liability (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Liability [Line Items]
Interest expense		$ 4,696	$ 6,639
Financing liability		162,208	162,208
Prepaid insurance		290,004	290,004	$ 132,507	$ 11,454
Insurance Premium Financing Agreement [Member]
Financing Liability [Line Items]
Financing agreement amount	$ 333,105
Financing term	10 months
Annual interest rate	8.75%
Down payment	$ 66,621
Principal and interest amount	$ 27,729
Prepaid insurance		$ 206,340	$ 206,340